Bank borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Bank borrowings
Schedule of bank borrowings

	As of December 31,
	2022	2023
1-year revolving loans denominated in RMB at interest rates ranging from 3.60% to 4.85% (2022: 5.22%) per annum	18,411	10,452
Half-year revolving loans denominated in RMB at interest rates of 3.00% (2022: 3.00% to 5.00%) per annum	15,896	15,956
Revolving service trade loans denominated in HK$ at interest rates of 9.52% (2022: 8.60% to 8.64%) per annum	4	14
3-month revolving loan denominated in RMB at an interest rate of 4.70% (2022: 3.00%) per annum	7,876	11,148
1-year term loans denominated in RMB at interest rates ranging from 3.60% to 4.40% (2022: 3.65% to 4.00%) per annum	2,096	836
	44,283	38,406